Schedule of Significant Inputs to Warrants Liabilities (Details)	Dec. 21, 2023
First Tranche Warrant [Member] | Measurement Input, Exercise Price [Member]
Class of Warrant or Right [Line Items]
Warrant liabilities, measurement input	11.44
First Tranche Warrant [Member] | Measurement Input, Share Price [Member]
Class of Warrant or Right [Line Items]
Warrant liabilities, measurement input	12.00
First Tranche Warrant [Member] | Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrant liabilities, measurement input	62.0
First Tranche Warrant [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Warrant liabilities, time to maturity	5 years
First Tranche Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrant liabilities, measurement input	3.92
First Tranche Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrant liabilities, measurement input
Second Tranche Warrant [Member] | Measurement Input, Exercise Price [Member]
Class of Warrant or Right [Line Items]
Warrant liabilities, measurement input	11.44
Second Tranche Warrant [Member] | Measurement Input, Share Price [Member]
Class of Warrant or Right [Line Items]
Warrant liabilities, measurement input	12.00
Second Tranche Warrant [Member] | Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrant liabilities, measurement input	62.0
Second Tranche Warrant [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Warrant liabilities, time to maturity	5 years
Second Tranche Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrant liabilities, measurement input	3.92
Second Tranche Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrant liabilities, measurement input